Note 6 - Debt	9 Months Ended
Sep. 30, 2012
Notes
Note 6 - Debt

NOTE 6 – DEBT

At September 30, 2012, the current portion of debt consisted of the following:

06/30/2012
Unsecured term note payable to a former shareholder due January 2012, plus interest at 5% APR. Interest on overdue principal accruing at 10% APR.	$28,783
Current portion of debt	$28,783

At September 30, 2012, we were in arrears on the unsecured term notes payable to the former shareholder.